Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provisions [line items]
Beginning balance	$ 276.7
Additions	72.3
Disposals	(56.2)
Reversals	(36.2)
Interests	17.0
Translation adjustments	14.6
Current	114.7	$ 126.5
Non-current	173.5	150.2
Closing balance	288.2
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	77.6
Additions	40.6
Disposals	(27.3)
Reversals	(18.6)
Interests	0.0
Translation adjustments	0.9
Closing balance	73.2
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	58.6
Additions	11.5
Disposals	(6.6)
Reversals	(17.6)
Interests	7.9
Translation adjustments	4.6
Current	8.4	18.7
Non-current	50.0	$ 39.9
Closing balance	58.4
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	44.6
Additions	8.1
Disposals	(22.3)
Reversals	0.0
Interests	0.0
Translation adjustments	5.4
Closing balance	35.8
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	36.1
Additions	0.0
Disposals	0.0
Reversals	0.0
Interests	9.1
Translation adjustments	2.8
Closing balance	48.0
Provision for third party materials [member]
Disclosure of provisions [line items]
Beginning balance	25.3
Additions	3.3
Disposals	0.0
Reversals	0.0
Interests	0.0
Translation adjustments	0.0
Closing balance	28.6
Other [member]
Disclosure of provisions [line items]
Beginning balance	34.5
Additions	8.8
Disposals	0.0
Reversals	0.0
Interests	0.0
Translation adjustments	0.9
Closing balance	$ 44.2